Account Balances and Transactions with Affiliated Companies Accounted for under Equity Method (Detail) (Equity Method Investments, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Equity Method Investments
Related Party Transaction [Line Items]
Accounts receivable, trade	¥ 4,125	¥ 18,631
Accounts payable, trade	508	45,434
Capital lease obligations	39,080
Sales	79,677	96,164	132,937
Purchases	157,930	383,922	309,550
Lease payments	¥ 24,159